Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Amounts payable and receivables from joint ventures and affiliates are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing. The following table provides the balance sheet balances with North American Nuna Joint Venture, NL Partnership and its affiliates:

	December 31, 2020	December 31, 2019
Accounts receivable	$1,179	$1,202
Other assets	1,432	—
Accounts payable and accrued liabilities	5,296	251
In June of 2019, the Company purchased heavy equipment from the NL Partnership for $1,300 settled in cash.
The Company enters into transactions with a number of its joint ventures and affiliates that involve providing services primarily consisting of management fees and equipment rental revenue. These transactions were conducted in the normal course of operations, which were established and agreed to as consideration by the related parties. For the years ended December 31, 2020 and 2019, revenue earned from these services was not material.